Financial assets - Impaired assets (Details) - Financial assets at amortised cost, category - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in loss allowance of financial instruments
Written-off assets	€ (5,183)	€ (6,246)
Exchange differences and other	1,716	(434)
Gross carrying amount | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	33,184	35,091
Additions	5,586	4,581
Written-off assets	(5,183)	(6,246)
Exchange differences and other	(1,407)	343
Financial assets at end of period	€ 32,180	€ 33,769